Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock Options

Note 11. Stock Options

A summary of options granted and outstanding is presented below:

	September 30, 2022
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	1,137,479	$5.18
Options granted	367,500	1.63
Outstanding at end of period	1,504,979	$4.32

Exercisable at end of period	1,208,015	$4.48

During the nine months ended September 30 2022, the Company issued 367,500 stock options at exercise prices ranging from $1.08 to $4.25. As of September 30, 2022 there was $680,881 of unrecognized stock-based compensation related to unvested stock options, which is expected to be recognized over a weighted-average period of thirty seven months.

The following table summarizes information about options outstanding at September 30, 2022:

Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life	Shares Exercisable
$1.08 to 1.39	317,500	$4.67	152,915
$1.75	97,143	$.75	97,143
$2.80	155,714	$1.00	155,714
$4.25	50,000	$4.75	31,250
$4.38	344,286	$2.75	346,929
$7.00	540,336	$3.75	424,064

For the three months ended September 30, 2022 and 2021, the Company recognized stock-based compensation expense of $287,298, of which $264,269 and $23,029 was recorded in general and administrative and research and development expenses, respectively and $606,315 in 2021, of which $573,911 and $32,404 was recorded in general and administrative and research and development expenses, respectively.

For the nine months ended September 30, 2022 and 2021, the Company recognized stock-based compensation expense of $876,851, of which $803,640 and $73,211 was recorded in general and administrative and research and development expenses, respectively and $932,722 in 2021, of which $838,442 and $94,280 was recorded in general and administrative and research and development expenses, respectively. Further, for the three and nine months ended September 30, 2022, the Company recorded stock-based charges of $19,534 and $60,435, respectively, relating to an Acquisition. (See Note 5)

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using the Black-Scholes option-pricing model.

Note 9. Stock Options

A summary of options granted and outstanding is presented below.

	2021		2020
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at Beginning of year	792,857	$3.64	540,000	$2.98
Granted	511,764	7.00	267,143	4.66
Cancelled	(21,985)	(4.38)
Forfeited	(145,157)	$(2.57)	(14,286)	$(1.75)

Outstanding at end of year	1,137,479	$5.18	792,857	$3.64

Exercisable at end of year	825,847	$5.38	561,870	$3.22

During the years ended December 31, 2021 and 2020, the estimated weighted-average grant-date fair value of options granted was $4.55 per share and $2.73 per share, respectively. As of December 31, 2021 and 2020, there was $1,260,990 and $421,874, respectively, of unrecognized stock-based compensation related to unvested stock options, which is expected to be recognized over a weighted-average period of 37 months and 18 months, respectively.

The following table summarizes information about options outstanding at December 31, 2021:

Exercise Prices	Shares Outstanding	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares Exercisable	Aggregate Intrinsic Value on Exercisable Shares
$1.75	97,143	$510,000	1.37	97,143	$510,000
$2.80	155,714	$654,000	1.58	155,714	$654,000
$4.38	344,286	$903,750	3.24	279,589	$733,900
$7.00	540,336	$-	4.39	293,401	$-

The aggregate intrinsic values of stock options outstanding and exercised December 31, 2021 were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock on December 31, 2021.

In 2021 and 2020, the Company recognized stock-based compensation expense of $1,195,819, of which $1,091,227 and $104,592 was recorded in general and administrative and research and development expenses, respectively and $485,198, of which $483,227 and $1,971 was recorded in general and administrative and research and development expenses, respectively. Further, in 2021 the Company recorded stock-based charges relating to consideration for purchase of machinery of $253,337 (see Note 4) and relating to an Acquisition for $122,701 (see Note 5).

The fair value of stock option awards accounted for under ASC 718 was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Expected term (years)	2.50 to 3.25	1.62 to 3.50
Expected volatility	97.26% to 116.06%	72.67% to 90.82%
Risk-free interest rate	0.18% to 0.81%	0.16% - 1.37%
Dividend rate	0%	0%

SHARPS TECHNOLOGY, INC.

NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2021 AND 2020

Note 9. Stock Options (continued)

Expected Term—The Company’s expected term represents the period that the Company’s options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term). The Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants.

Expected Volatility—Since the Company does not have a trading history for its common stock, the expected volatility is estimated based on the average leveraged volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants. The comparable companies were chosen based on their similar size, capital structure, stage in the life cycle and industry.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend—The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.